LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

5.LONG-TERM INVESTMENTS

Long-term investments are mainly comprised of investments in marketable debt securities, debt investments in investees’ preferred shares, equity investment without readily determinable fair values, equity method investments, term deposits and certificate of deposits and convertible bonds. The following is a summary of long-term investments:

	Year ended December 31,
	2024	2025
Term deposits and certificate of deposits (note 6)	21,517	227,932
Investments in marketable debt securities (note 6)	58,373	118,979
Equity method investment (note 5b)	15,368	68,204
Equity investment without readily determinable fair values (note 5d)	465	28,930
Debt investments in investees' preferred shares (note 5a and note 6)	35,076	—
Convertible bonds (note 5c and note 6)	—	10,897
Total	130,799	454,942

5.LONG-TERM INVESTMENTS - continued

(a) Debt investments in investees’ preferred shares

As of December 31, 2024, the Group’s debt investments in investees’ redeemable preferred shares, with initial costs of $34.0 million, primarily comprised two investments in two entities: (i) a company engaged in graphics processing unit (“GPU”) R&D, and (ii) a hail-riding service provider.

Investment in the GPU R&D company

The investment in the GPU R&D company was initially classified as a long-term available-for-sale investments, measured at fair value through other comprehensive income. For the year ended December 31,2024, a fair value increase of $35.1 million was recognized in other comprehensive income. In January 2025, the Company disposed of a portion of the investment for cash proceeds of $16.7 million, which was based on the fair value of the investment on the disposal date.

Upon the investee’s IPO in December 2025, the redeemable preferred shares were converted into ordinary shares, and all associated preferential rights lapsed. As a result, the investment was reclassified from long-term investments to short-term investments in equity securities with readily determinable fair values subject to a 12-month lock-up and thus restricted stocks in nature. For the year ended December 31,2025, a total fair value gain of $136.9 million was recognized in “changes in fair value of trading securities” of which $16.9 million represented the reclassification of cumulative gains previously recognized in other comprehensive income, transferred to profit or loss on the investee’s IPO date. As of December 31, 2025, the investment was carried at $138.8 million and reported within short-term investments.

Due to the 12-month lock-up restriction, the fair value of the investment was determined using the quoted market price of the underlying ordinary shares, adjusted for a discount for lack of marketability (“DLOM”) of 11%. This fair value measurement is classified within Level 3 of the fair value hierarchy.

Investment in the ride-hailing service company

Regarding the investment in the company of ride-hailing service provider, upon the investee’s IPO in July 2024, due to the Company’s change in holding intent to trading purpose, and the elimination of preferential rights along with the conversion of preferred shares into ordinary shares, the investment was reclassified from long-term investments to short-term investments as equity securities with readily determinable fair values. For the year ended December 31, 2024, a fair value decrease of $17.2 million was recorded in changes in fair value of trading securities, with the investment carried at $19.7 million as of December 31, 2024. For the year ended December 31, 2025, a fair value decrease of $6.7 million was recorded in changes in fair value of trading securities, with the investment carried at $12.9 million as of December 31, 2025 and reported within short-term investments. The Company measured the fair value of the investment in ordinary shares using the market approach based on the quoted stock price of the investee and has classified it as Level 1 measurement.

For the years ended December 31, 2023, 2024, and 2025, $4.8 million, $24.7 million and nil unrealized gains were recorded in other comprehensive income, respectively.

Prior to their reclassification from long-term investments to short-term investments, these available-for-sale debt investments are carried at fair value. The Group uses backsolve method with significant unobservable inputs to measure the fair value of the investments (Level 3), which primarily include the recent transaction price of the underlying private company’s securities and DLOM.

As of December 31, 2024 and 2025, no impairment indicator was identified associated with the available-for-sale debt investments.

5.LONG-TERM INVESTMENTS - continued

(b) Equity method investment

In May and September 2024, the Group paid $1.6 million and $2.6 million in cash, respectively, to a joint venture as initial investment in its common shares, to subscribe 50% equity rights of the investee. In September 2025, the Group has completed the final payment to the investee for an amount of $52.5 million to advance the future mass production and large-scale deployment of fully driverless vehicles. Since the Group can exercise significant influence over the joint venture, and does not have a controlling interest, this investment is accounted for using the equity method.

In November 2024, the Group, as a limited partner, paid $11.2 million in cash to a fund as initial investment, to subscribe 99.9% equity rights of the fund for future investment in automation driving industry. Since the Group can exercise significant influence over the fund, in which all partners have veto rights, and the Group does not have a controlling interest, this investment is accounted for using the equity method.

(c) Convertible bonds

In February 2025, the Group entered into an agreement with a South Korean public listed company, to subscribe its convertible bonds. The total subscription consideration was KRW15.3 billion (equivalent to $10.5 million). The convertible bonds have a maturity date of January 13, 2028. The Group has the unilateral right to request early redemption of the convertible bonds every six months after holding them for one year, with an applicable compound interest rate of 3%. Additionally, the convertible bonds grant the Group the right to convert them into a specified number of common shares at any time from one year after issuance until the maturity date of January 13, 2028, based on the conversion rate specified in the agreement.

The convertible bonds are classified as available-for-sale debt securities, as they do not meet the criteria for held-to-maturity or trading securities. They are carried at fair value on the consolidated balance sheets, with unrealized gains and losses recorded in accumulated other comprehensive income. For the year ended December 31, 2025, the Company recorded an unrealized gain of $0.3 million in accumulated other comprehensive income based on its fair value.

(d) Equity investment without readily determinable fair values

In May 2025, the Company made a $27.9 million investment in a private new energy vehicle company, acquiring a 0.5577% equity interest. Given that the Company does not have significant influence and the equity investment does not have a readily determinable fair value, the Group elects measurement alternative to the fair value measurement for the equity security without readily determinable fair values, under which the investment is measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the consolidated statements of operations and comprehensive loss.

The following table summarizes the activities related to fair value of the debt investments in investees’ preferred shares and convertible bonds, which are recorded as available-for-sale investments:

	Year ended December 31,
	2024	2025
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)	49,307	35,076
Additions – initial investment	—	10,486
Reclass to short-term investments (note 5a)	(38,738)	(18,800)
Change in fair value	24,736	318
Disposal of available-for-sale debt investment	—	(16,693)
Foreign currency translation adjustment	(229)	510
Fair value of available-for-sale debt investments at the end of the year (Level 3)	35,076	10,897